State Farm Interim Fund
STATE FARM INTERIM FUND (SFITX)
Investment Objective:
State Farm Associates’ Funds Trust Interim Fund (the “Fund” or the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		State Farm Interim Fund
Maximum sales charge		none
Redemption fee		none
Exchange fee		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Interim Fund
Management fees	0.12%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.17%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
State Farm Interim Fund	17	55	96	217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
     The Fund invests in high quality debt securities with short- and intermediate-term maturities, including:
  U.S. government and agency obligations,
  high quality corporate obligations, and
  high quality commercial paper and other money market instruments.
     State Farm Investment Management Corp. (the “Manager”), investment adviser to the Fund, typically distributes the Fund’s investments in varying amounts among securities maturing in up to six or seven years from the time of purchase, but occasionally may purchase securities maturing in up to 15 years. The Manager buys securities for the Fund with shorter maturities, even though they tend to produce less income, because they generally also have less volatile prices. The Manager will seek to hold the securities in which the Fund invests until they mature, but it may sell them earlier. The Manager purchases bonds after conducting credit analyses of the issuers. Generally, the Manager will sell securities in order to meet a large volume of redemptions, to reposition the maturity structure of the portfolio or to adjust credit risk of the portfolio. Usually, the Manager will sell securities that produce the least amount of capital gains.

Principal risks of investing in the Fund
     The chief risks of investing in the Fund are interest rate risk, credit risk, inflation risk and management risk. The Fund is not a money market fund, and the Fund does not attempt to maintain a stable net asset value like a money market fund.
     Interest rate risk is the risk that the Fund’s investments will decline in value because of changes in interest rates. Generally, debt securities decrease in value when interest rates rise and increase in value when interest rates fall.
     Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. The Manager tries to limit credit risk by investing in high quality securities.
     Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.
     Management risk is the risk the Manager’s assessment of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
     An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods indicated (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Interim Fund is available at http://www.statefarm.com/FFS/associate-interim.pdf or by calling 1-800-447-0740.

The Fund’s best and worst quarters during the last 10 years were: Best quarter: 4.38%, during the third quarter of 2002. Worst quarter: -1.78%, during the second quarter of 2004.
Average Annual Total Returns (For the Periods Ended December 31, 2011)
The table below shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2011. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Average Annual Total Returns State Farm Interim Fund	1 Year	5 Year	10 Year
Return Before Taxes	3.06%	4.38%	3.83%
Return After Taxes on Distributions	2.22%	3.33%	2.62%
Return After Taxes on Distributions & Sale of Fund Shares	1.98%	3.14%	2.56%
Barclays Capital 1-5 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)	3.38%	4.81%	4.00%